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1933 Act Rule 497(j)
1933 Act File No. 002-73948
1940 Act File No. 811-03258

November 8, 2019

FILED VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	DFA Investment Dimensions Group Inc. (the “Registrant”)
File Nos. 002-73948 and 811-03258
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter serves as certification that: (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 239/241 to the Registration Statement of the Registrant; and (ii) the text of Post-Effective Amendment Nos. 239/241 to the Registration Statement of the Registrant was filed electronically with the U.S. Securities and Exchange Commission on November 4, 2019.

Please direct any questions or comments relating to this certification to me at (215) 564-8048 or, in my absence, to Brian Crowell, Esquire at (215) 564-8082.

Very truly yours, /s/ Jana L. Cresswell Jana L. Cresswell

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